July 28, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          FPA New Income, Inc. (“Registrant”)

1933 Act File No. 002-30393

1940 Act File No. 811-01735

Dear Sir/Madam:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated July 13, 2020, to the Prospectus dated January 31, 2020, for the Registrant as filed electronically via EDGAR with the Securities and Exchange Commission on July 14, 2020 (Accession Number: 0001104659-20-083389).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3968.

Very truly yours,

/s/ Rebecca D. Gilding

Rebecca D. Gilding
Vice President

Enclosures

cc:   J. Richard Atwood